Stock appreciation rights ("SARs") (Tables)	9 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs and outputs is as follows:

				Monte Carlo Simulation Inputs
								Weighted	Average
						Risk-free		Average	Expected
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Fair	Exercise
Date	Awarded	Price	Period	Price	Yield	Return	Volatility	Value	Life
01-Aug-13	1,078,125	$14.00	5 yrs	$14.00	2.87%	2.15%	54.89%	$4.28	4.9 - 6.0 yrs
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs
01-Jun-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs

Schedule of Cost Related to Non-vested Awards Expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2018 is set forth below:
Period	TOTAL
2015	362,031
2016	1,027,447
2017	333,670
2018	106,198
1,829,346